Income Taxes - Reconciliation of the Federal Statutory Tax Rate to Total Provisions (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation Of Provision Of Income Taxes [Line Items]
Taxes computed at statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	0.02%	0.75%	0.63%
Federal research credit	(0.79%)		(0.28%)
Domestic manufacturing deduction	(1.74%)	(3.25%)	(2.21%)
Equity in losses of foreign joint ventures	1.36%	1.43%	0.64%
Foreign rate differential	(2.35%)	0.60%	(0.92%)
Noncontrolling interests	(4.32%)	(3.64%)	(2.32%)
Out of period correction to deferred taxes	(2.57%)
Other, net	1.38%	(0.43%)	0.68%
Provision for income taxes	25.99%	30.46%	31.22%